Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—4.8%
Alphabet, Inc. Class A(1)	1,093	$1,464
Alphabet, Inc. Class C(1)	1,091	1,459
AT&T, Inc.	65,598	2,564
Charter Communications, Inc. Class A(1)	2,631	1,276
Comcast Corp. Class A	76,141	3,424
DISH Network Corp. Class A(1)	4,278	152
Facebook, Inc. Class A(1)	8,833	1,813
Twitter, Inc.(1)	2,843	91
Verizon Communications, Inc.	37,119	2,279
		14,522

Consumer Discretionary—20.7%
Advance Auto Parts, Inc.	3,847	616
Amazon.com, Inc.(1)	2,211	4,086
Aptiv plc	37,150	3,528
AutoZone, Inc.(1)	1,331	1,586
Best Buy Co., Inc.	55,825	4,901
Booking Holdings, Inc.(1)	224	460
BorgWarner, Inc.	29,958	1,300
CarMax, Inc.(1)	9,201	807
Chipotle Mexican Grill, Inc.(1)	389	326
Darden Restaurants, Inc.	1,862	203
Dollar General Corp.	9,742	1,520
Dollar Tree, Inc.(1)	9,032	849
eBay, Inc.	4,087	148
Expedia Group, Inc.	747	81
Gap, Inc. (The)	8,426	149
Garmin Ltd.	49,374	4,817
Home Depot, Inc. (The)	15,992	3,492
Horton (D.R.), Inc.	28,879	1,523
L Brands, Inc.	9,195	167
Lennar Corp. Class A	24,147	1,347
Lowe’s Cos., Inc.	11,177	1,339
McDonald’s Corp.	11,524	2,277
Newell Brands, Inc.	253,564	4,873
NIKE, Inc. Class B	48,034	4,866
NVR, Inc.(1)	299	1,139
O’Reilly Automotive, Inc.(1)	4,208	1,844
PulteGroup, Inc.	21,866	848
Ross Stores, Inc.	14,261	1,660
Starbucks Corp.	18,017	1,584
Target Corp.	19,355	2,481
TJX Cos., Inc. (The)	47,871	2,923
Whirlpool Corp.	33,315	4,915
Yum! Brands, Inc.	4,627	466
		63,121

Consumer Staples—8.0%
Church & Dwight Co., Inc.	2,619	184
Clorox Co. (The)	1,334	205
Coca-Cola Co. (The)	43,599	2,413
Colgate-Palmolive Co.	9,118	628
Costco Wholesale Corp.	7,141	2,099
Coty, Inc. Class A	29,161	328
Estee Lauder Cos., Inc. (The) Class A	21,907	4,525
Kimberly-Clark Corp.	3,645	501
Monster Beverage Corp.(1)	4,329	275
PepsiCo, Inc.	15,753	2,153
Procter & Gamble Co. (The)	26,506	3,310
	Shares	Value

Consumer Staples—continued
Sysco Corp.	56,706	$4,851
Walmart, Inc.	22,955	2,728
		24,200

Energy—1.6%
HollyFrontier Corp.	5,366	272
Marathon Petroleum Corp.	23,447	1,413
Phillips 66	16,073	1,791
Valero Energy Corp.	14,846	1,390
		4,866

Financials—8.0%
Allstate Corp. (The)	7,039	791
American Express Co.	18,048	2,247
Aon plc	7,646	1,593
Bank of America Corp.	32,910	1,159
Berkley (W.R.) Corp.	3,151	218
Capital One Financial Corp.	12,511	1,287
Chubb Ltd.	9,849	1,533
Cincinnati Financial Corp.	3,293	346
Citigroup, Inc.	8,844	707
Discover Financial Services	8,414	714
Everest Re Group Ltd.	17,581	4,867
Gallagher (Arthur J.) & Co.	6,077	579
JPMorgan Chase & Co.	12,772	1,780
Loews Corp.	5,539	291
Marsh & McLennan Cos., Inc.	16,443	1,832
Progressive Corp. (The)	12,718	921
Synchrony Financial	16,002	576
Travelers Cos., Inc. (The)	5,611	768
U.S. Bancorp	5,818	345
Wells Fargo & Co.	15,671	843
Willis Towers Watson plc	4,215	851
		24,248

Health Care—8.0%
Abbott Laboratories	9,393	816
ABIOMED, Inc.(1)	240	41
Agilent Technologies, Inc.	5,404	461
Anthem, Inc.	2,740	827
Baxter International, Inc.	2,728	228
Becton, Dickinson & Co.	1,447	393
Boston Scientific Corp.(1)	7,416	335
Centene Corp.(1)	4,493	282
Cerner Corp.	66,152	4,855
Danaher Corp.	3,414	524
Edwards Lifesciences Corp.(1)	1,114	260
HCA Healthcare, Inc.	25,291	3,738
Hologic, Inc.(1)	1,430	75
Humana, Inc.	1,434	526
IDEXX Laboratories, Inc.(1)	459	120
Illumina, Inc.(1)	2,576	854
Intuitive Surgical, Inc.(1)	617	365
IQVIA Holdings, Inc.(1)	3,161	488
Medtronic plc	7,121	808
Mettler-Toledo International, Inc.(1)	425	337
PerkinElmer, Inc.	1,933	188
ResMed, Inc.	767	119
STERIS plc	451	69
Stryker Corp.	1,717	360
See Notes to Schedule of Investments

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Health Care—continued
Teleflex, Inc.	246	$93
Thermo Fisher Scientific, Inc.	6,980	2,268
UnitedHealth Group, Inc.	10,238	3,010
Universal Health Services, Inc. Class B	7,648	1,097
Varian Medical Systems, Inc.(1)	484	69
Waters Corp.(1)	1,122	262
WellCare Health Plans, Inc.(1)	544	180
Zimmer Biomet Holdings, Inc.	1,097	164
		24,212

Industrials—11.1%
Arconic, Inc.	2,867	88
Boeing Co. (The)	3,951	1,287
Cintas Corp.	9,927	2,671
Copart, Inc.(1)	24,327	2,212
CSX Corp.	15,200	1,100
Deere & Co.	27,820	4,820
Dover Corp.	3,098	357
Fastenal Co.	57,230	2,115
Flowserve Corp.	2,791	139
Fortive Corp.	6,323	483
General Dynamics Corp.	1,731	305
Huntington Ingalls Industries, Inc.	301	75
IDEX Corp.	1,626	280
Illinois Tool Works, Inc.	6,272	1,127
Ingersoll-Rand plc	5,120	681
Kansas City Southern	1,938	297
L3Harris Technologies, Inc.	1,637	324
Lockheed Martin Corp.	1,829	712
Norfolk Southern Corp.	5,107	991
Northrop Grumman Corp.	1,147	395
Parker-Hannifin Corp.	2,748	566
Pentair plc	3,574	164
Raytheon Co.	2,051	451
Republic Services, Inc.	15,019	1,346
Rollins, Inc.	10,035	333
Snap-on, Inc.	1,175	199
Stanley Black & Decker, Inc.	3,250	539
Textron, Inc.	1,683	75
TransDigm Group, Inc.	368	206
Union Pacific Corp.	13,584	2,456
United Rentals, Inc.(1)	7,522	1,254
United Technologies Corp.	5,978	895
W.W. Grainger, Inc.	4,344	1,471
Waste Management, Inc.	27,898	3,179
Xylem, Inc.	3,839	302
		33,895

Information Technology—14.4%
Adobe, Inc.(1)	4,804	1,584
Advanced Micro Devices, Inc.(1)	5,421	249
Akamai Technologies, Inc.(1)	23,271	2,010
Alliance Data Systems Corp.	182	20
Analog Devices, Inc.	1,784	212
ANSYS, Inc.(1)	845	218
Apple, Inc.	15,525	4,559
Applied Materials, Inc.	35,579	2,172
Arista Networks, Inc.(1)	1,024	208
Autodesk, Inc.(1)	2,182	400
Automatic Data Processing, Inc.	1,927	329
Broadcom, Inc.	1,916	605
	Shares	Value

Information Technology—continued
Broadridge Financial Solutions, Inc.	510	$63
Cadence Design Systems, Inc.(1)	2,787	193
Cisco Systems, Inc.	79,983	3,836
Citrix Systems, Inc.	1,204	134
F5 Networks, Inc.(1)	1,147	160
Fidelity National Information Services, Inc.	2,743	382
Fiserv, Inc.(1)	2,552	295
FleetCor Technologies, Inc.(1)	385	111
FLIR Systems, Inc.	16,241	846
Fortinet, Inc.(1)	491	52
Global Payments, Inc.	1,340	245
Hewlett Packard Enterprise Co.	4,771	76
HP, Inc.	5,484	113
Intel Corp.	21,086	1,262
Intuit, Inc.	2,576	675
Jack Henry & Associates, Inc.	343	50
Juniper Networks, Inc.	6,280	155
Keysight Technologies, Inc.(1)	22,774	2,337
KLA Corp.	6,079	1,083
Lam Research Corp.	5,610	1,640
Mastercard, Inc. Class A	3,962	1,183
Maxim Integrated Products, Inc.	1,307	80
Microchip Technology, Inc.	1,158	121
Micron Technology, Inc.(1)	5,397	290
Microsoft Corp.	26,376	4,160
Motorola Solutions, Inc.	3,228	520
NetApp, Inc.	843	52
NortonLifeLock, Inc.	1,976	50
NVIDIA Corp.	2,972	699
Oracle Corp.	7,498	397
Paychex, Inc.	1,417	121
PayPal Holdings, Inc.(1)	5,228	566
Qorvo, Inc.(1)	560	65
QUALCOMM, Inc.	5,533	488
salesforce.com, Inc.(1)	8,822	1,435
Seagate Technology plc	857	51
ServiceNow, Inc.(1)	660	186
Skyworks Solutions, Inc.	825	100
Synopsys, Inc.(1)	1,494	208
Texas Instruments, Inc.	4,532	581
VeriSign, Inc.(1)	14,801	2,852
Visa, Inc. Class A	7,616	1,431
Western Digital Corp.	1,108	70
Western Union Co. (The)	1,871	50
Xerox Holdings Corp.	693	26
Xilinx, Inc.	1,224	120
Zebra Technologies Corp. Class A(1)	6,507	1,662
		43,838

Materials—8.0%
Air Products & Chemicals, Inc.	6,462	1,519
Albemarle Corp.	2,439	178
Ball Corp.	74,835	4,840
Celanese Corp.	2,779	342
DuPont de Nemours, Inc.	16,989	1,091
Ecolab, Inc.	5,763	1,112
International Flavors & Fragrances, Inc.	2,453	317
Linde plc	15,722	3,347
Martin Marietta Materials, Inc.	8,326	2,328
Newmont Goldcorp Corp.	112,115	4,871
PPG Industries, Inc.	5,445	727
Sherwin-Williams Co. (The)	1,900	1,109
See Notes to Schedule of Investments

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019
($ reported in thousands)
	Shares	Value

Materials—continued
Vulcan Materials Co.	17,692	$2,547
		24,328

Real Estate—8.0%
American Tower Corp.	6,373	1,465
Apartment Investment & Management Co. Class A	6,374	329
AvalonBay Communities, Inc.	6,001	1,258
CBRE Group, Inc. Class A(1)	79,882	4,896
Crown Castle International Corp.	5,970	849
Digital Realty Trust, Inc.	3,007	360
Duke Realty Corp.	26,042	903
Equinix, Inc.	1,230	718
Equity Residential	14,979	1,212
Essex Property Trust, Inc.	2,828	851
Extra Space Storage, Inc.	1,857	196
Healthpeak Properties, Inc.	33,710	1,162
Iron Mountain, Inc.	4,114	131
Mid-America Apartment Communities, Inc.	4,885	644
Prologis, Inc.	44,699	3,984
Public Storage	2,160	460
SBA Communications, Corp.	1,615	389
UDR, Inc.	12,561	587
Ventas, Inc.	25,376	1,465
Welltower, Inc.	27,685	2,264
Weyerhaeuser Co.	10,686	323
		24,446

Utilities—6.4%
AES Corp.	139,264	2,771
Alliant Energy Corp.	2,147	117
Ameren Corp.	4,209	323
American Electric Power Co., Inc.	4,419	418
American Water Works Co., Inc.	39,431	4,844
CenterPoint Energy, Inc.	8,637	236
CMS Energy Corp.	4,864	306
Consolidated Edison, Inc.	5,683	514
Dominion Energy, Inc.	14,098	1,168
DTE Energy Co.	3,288	427
Duke Energy Corp.	6,519	595
Edison International	3,228	243
Entergy Corp.	1,783	214
	Shares	Value

Utilities—continued
Evergy, Inc.	2,036	$133
Eversource Energy	2,899	247
Exelon Corp.	8,674	395
FirstEnergy Corp.	4,828	235
NextEra Energy, Inc.	4,371	1,058
NiSource, Inc.	6,379	178
NRG Energy, Inc.	52,825	2,100
Pinnacle West Capital Corp.	1,006	90
PPL Corp.	6,440	231
Public Service Enterprise Group, Inc.	8,655	511
Sempra Energy	4,820	730
Southern Co. (The)	9,405	599
WEC Energy Group, Inc.	5,400	498
Xcel Energy, Inc.	4,694	298
		19,479

Total Common Stocks (Identified Cost $251,439)		301,155

Total Long-Term Investments—99.0% (Identified Cost $251,439)		301,155

TOTAL INVESTMENTS—99.0% (Identified Cost $251,439)		$301,155
Other assets and liabilities, net—1.0%		3,127
NET ASSETS—100.0%		$304,282

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	93%
Switzerland	2
Ireland	2
Bermuda	2
Jersey	1
Total	100%
† % of total investments as of December 31, 2019.
The following table summarizes the market value of the Fund’s investments as of December 31, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$301,155	$301,155
Total Investments	$301,155	$301,155
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2019.
There were no transfers into or out of Level 3 related to securities held at December 31, 2019.
See Notes to Schedule of Investments

RAMPART EQUITY TREND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2019
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4